Employee Retirement Benefit Plans - Summary Of Plan Assets Measured in Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Summary of Plan Assets Measured in Fair Value
Total	$ 191.4	$ 182.9
Equities
Summary of Plan Assets Measured in Fair Value
Total	56.9	60.7
Debt Securities
Summary of Plan Assets Measured in Fair Value
Total	87.8	77.0
Property
Summary of Plan Assets Measured in Fair Value
Total	6.3	6.3
Other Contract
Summary of Plan Assets Measured in Fair Value
Total	40.4	38.9
Level 1
Summary of Plan Assets Measured in Fair Value
Total	31.5	29.4
Level 1 | Equities
Summary of Plan Assets Measured in Fair Value
Total	5.0	5.5
Level 1 | Debt Securities
Summary of Plan Assets Measured in Fair Value
Total	26.5	23.9
Level 2
Summary of Plan Assets Measured in Fair Value
Total	133.5	125.8
Level 2 | Equities
Summary of Plan Assets Measured in Fair Value
Total	51.9	55.2
Level 2 | Debt Securities
Summary of Plan Assets Measured in Fair Value
Total	61.3	53.1
Level 2 | Property
Summary of Plan Assets Measured in Fair Value
Total	0.9	0.9
Level 2 | Other Contract
Summary of Plan Assets Measured in Fair Value
Total	19.4	16.6
Level 3
Summary of Plan Assets Measured in Fair Value
Total	26.4	27.7
Level 3 | Property
Summary of Plan Assets Measured in Fair Value
Total	5.4	5.4
Level 3 | Other Contract
Summary of Plan Assets Measured in Fair Value
Total	$ 21.0	$ 22.3